Prospectus and Statement of Additional Information Supplement

April 16, 2026

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 16, 2026 to the Morgan Stanley Institutional Liquidity Funds Prospectus and Statement of Additional Information dated February 27, 2026

Stablecoin Reserves Portfolio (the "Fund")

Institutional Select Class

Institutional Select Class shares of the Fund are not currently offered for sale or available for purchase by investors.

Please retain this supplement for future reference.

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